Acquisitions and Disposals - Acquisition of Chang'an Hospital (Detail) In Thousands, unless otherwise specified				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 21, 2012 CAH [Member] CNY	Jun. 21, 2012 CAH [Member] CNY
Business Acquisition [Line Items]
Purchase consideration					378,605
Cash				248,784
Pre-existing receivables from CAH					128,573
Pre-existing favorable agreements					1,248
Purchase consideration					378,605
Current assets					72,188
Indemnification assets		59,518			61,706
Intangible assets					40,000
Other long lived assets (excluding intangible assets)					421,598
Current liabilities					(186,484)
Unrecognized tax benefits, non current					(61,706)
Non-current liabilities					(56,439)
Deferred tax assets					17,299
Deferred tax liabilities					(26,263)
Total net assets					281,899
Noncontrolling interests					(196,179)
Goodwill	$ 47,204	292,885	292,885		292,885